Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

The Company is domiciled in the United States and operates primarily in the U.S., Canada, and Oman. During January 2013, the Company’s operations in Oman were sold. These countries have different tax regimes and tax rates which affect the consolidated income tax provision of the Company and its effective tax rate. Moreover, losses from one country generally cannot be used to offset taxable income from another country and some expenses incurred in certain tax jurisdictions receive no tax benefit thereby affecting the effective tax rate.

Income (loss) before income taxes on continuing operations consists of:

	Year Ended December 31,
	2012	2011	2010
Foreign	$(838)	$(7,731)	$3,653
United States	(18,702)	(237,405)	(58,498)

	(19,540)	(245,136)	(54,845)
Noncontrolling interest	976	1,195	1,207

	$(18,564)	$(243,941)	$(53,638)

Provision (benefit) for income taxes on continuing operations by country consists of:

	Year Ended December 31,
	2012	2011	2010
Current provision (benefit):
Foreign	$2,987	$(4,173)	$2,980
United States:
Federal	117	(1,672)	(8,540)
State	1,336	2,258	1,811

	4,440	(3,587)	(3,749)

Deferred tax expense (benefit):
Foreign	251	3,338	(1,816)
United States	36	(33,309)	(23,386)

	287	(29,971)	(25,202)

Total provision (benefit) for income taxes	$4,727	$(33,558)	$(28,951)

The provision for income taxes has been determined based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The Company and its subsidiaries operating in the United States are subject to federal income tax rates up to 35 percent and varying state income tax rates and methods of computing tax liabilities. The Company’s principal international continuing operations are in Canada. Oman’s operations were sold in January 2013. The Company’s subsidiaries in Canada are subject to a corporate income tax rate of 25 percent. The Company did not have any non-taxable foreign earnings from tax holidays for taxable years 2010 through 2012.

The Company has analyzed its operations in the U.S. and Canada. The Company’s current operating strategy is not to reinvest all earnings of its operations internationally. Instead, dividends are distributed to the U.S. parent or its U.S. affiliates. No deemed dividends were paid from foreign operations to Willbros Group, Inc. or its domestic subsidiaries during 2012.

In April 2011, the Company discontinued its strategy of reinvesting foreign earnings in foreign operations. This change in strategy continues through December 31, 2012. Due to the current deficit in foreign earnings and profits, the Company does not anticipate a significant tax expense related to future repatriations of foreign earnings in the United States.

A reconciliation of the differences between the provision for income tax computed at the appropriate statutory rates and the reported provision for income taxes is as follows. For 2012, 2011 and 2010, the Company was domiciled in the U.S., which has a 35 percent statutory tax rate.

Certain immaterial revisions were made to the 2011 amounts of gross deferred tax assets, gross deferred tax liabilities and the valuation allowance. These revisions had no impact on the Company’s net deferred tax liabilities.

	2012	2011	2010
Taxes on earnings at statutory rate in domicile of parent company	$(6,844)	$(84,677)	$(18,945)
Earnings taxed at rates less or greater than parent company rates:
United States	—	—	—
Foreign	1,991	5,773	(149)
State income taxes, net of U.S. federal benefit	869	(767)	(1,326)
Contingent earnout	—	(3,500)	(15,869)
Other impairment	(992)	—	—
Goodwill impairment	1,282	23,372	—
Non deductibles	5,087	1,651	1,462
Acquisition costs	(128)	—	1,208
Changes in provision for unrecognized tax positions	1,154	(786)	(931)
Change in valuation allowance	3,806	26,902	16
Stock-based compensation	1,100	915	3,865
Deferred tax adjustments	(3,543)	(85)	(86)
Other	945	(2,356)	1,804

Total provision (benefit) for income taxes	$4,727	$(33,558)	$(28,951)

During 2012, the Company accrued $117 and $752 for uncertain tax positions related to current year and prior years, respectively. In addition, uncertain tax positions were decreased by $149 due to settlements. Of the aforementioned changes, $267 related to discontinued operations. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2012	2011
Beginning balance	$2,581	$3,649
Change in measurement of existing tax positions related to expiration of statute of limitations	(55)	(859)
Additions based on tax positions related to the current year	117	126
Additions based on tax positions related to prior years	752	(259)
Settlements	(149)	—
Foreign exchange difference in Canadian operations	44	(76)

Ending balance	$3,290	$2,581

The $3,290 of unrecognized tax benefits will impact the Company’s effective tax rate if ultimately recognized. This amount is inclusive of unrecognized tax benefits related to discontinued operations in the amount of $543 which was reduced due to the sale of Oman’s operation in January 2013. The Company does not expect to have significant changes in unrecognized tax benefits within the next twelve months except due to the expiration of statute of limitations. Assuming that the statute of limitations expires, the Company would release reserves in the amount of $1,678.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2012, 2011 and 2010, the Company has recognized $760, $232 and $223, respectively, in interest and penalties expense. The cumulative accrual for interest and penalties carried on the balance sheets as of December 31, 2012 and 2011 is $2,209 and $1,449, respectively.

The Company files income tax returns in the United States federal jurisdiction, in various states and in various foreign jurisdictions. The Company is subject to examination for 2008 forward for the United States and the majority of the state jurisdictions, for 2010 forward in Canada, and for 2008 forward with respect to Oman.

The principal components of the Company’s net deferred tax assets (liabilities) are:

	December 31,
	2012	2011
Deferred tax assets:
Current:
Accrued vacation	$4,292	$2,931
Allowance for doubtful accounts	952	472
Estimated loss	1,814	1,635
Prepaid expenses	8,919	5,587
Various accrued liabilities	1,001	1,289
Other	502	—

	17,480	11,914
Non-current:
Deferred compensation	3,871	3,347
Insurance reserve	2,475	1,438
Term loan amortization	1,332	2,666
Goodwill impairment	55,142	19,892
U.S. tax net operating loss carry forwards	20,991	16,277
State tax net operating loss carry forwards	8,480	8,526
Foreign tax net operating loss carry forwards	4,632	—
Bond discount amortization	919	—
Other	2,802	2,482

Gross deferred tax assets	118,124	66,542
Valuation allowance	(51,916)	(36,871)

Deferred tax assets, net of valuation allowance	66,208	29,671
Deferred tax liabilities:
Current:
Partnership tax deferral	—	(80)

	—	(80)
Non-current:
Goodwill and intangibles	(35,218)	1,125
Unbilled profit/retainage	—	115
Depreciation	(29,575)	(30,781)

Deferred tax liabilities	(64,793)	(29,541)

Net deferred tax assets	$1,415	$50

United States	$948	$1,040
Foreign	467	(990)

Net deferred tax assets	$1,415	$50

The valuation allowance for deferred income tax assets at December 31, 2012 and 2011 was $51,916 and $36,871, respectively. The ultimate realization of deferred tax assets related to net operating loss carry forwards, including federal and state net operating loss carry forwards, is dependent upon the generation of future taxable income in a particular tax jurisdiction during the periods in which the use of such net operating losses are allowed. The Company considers future taxable income, including the impacts of reversing taxable temporary differences, future forecasted income and available tax planning strategies, when evaluating whether deferred tax assets are more likely than not to be realized prior to expiration.

At December 31, 2012, the Company has remaining U.S. federal net operating loss carry forwards of $59,973 and state net operating loss carry forwards of $146,129. Australia has a net operating loss carry forward of $12,982.

The Company’s U.S. federal net operating losses expire beginning in 2031. The Company’s state net operating losses generally expire 20 years after the period in which the net operating loss was incurred. The Company filed an amended U.S. Federal tax return to carry back operating losses incurred in 2010 of approximately $30,031 to offset taxable income in 2008. Additionally, management will be carrying back 2011 tax losses to the extent of taxable income in 2009. After the effect of tax planning strategies, carrybacks of certain federal net operating losses, reversals of existing temporary differences, and projections for future taxable income over the periods in which the deferred tax assets can be utilized to offset taxable income, the remaining net federal deferred tax asset is not more likely than not realizable in the foreseeable future.